INCOME TAXES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets arising from:
Loan loss allowance	$ 1,969	$ 2,098
Reserve for loss on real estate owned	77	77
Vacation and bonus accrual	226	181
Supplemental retirement	415	379
Stock-based compensation	161	153
Acquisition-related expenses	122	135
State depreciation differences	53	59
Yield adjustment for purchased loans	227	310
Nonaccrual interest	94	72
AMT credit carryforward	592	391
Unrealized loss in market value of investments	343	698
Post-retirement health care benefits	50	49
Total deferred tax assets	4,329	4,602
Deferred tax liabilities arising from:
Mortgage servicing rights	(199)	(277)
Depreciation	(277)	(311)
Deferred loan fees	(456)	(430)
Amortization of intangible assets	(129)	(74)
Total deferred tax liabilities	(1,061)	(1,092)
Net deferred tax asset	$ 3,268	$ 3,510